(LOSS) PER SHARE (Tables)	9 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Schedule of basic and diluted EPS

	Three Months Ended December 31,		Nine Months Ended December 31,
	2023	2022	2023	2022
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(39,373)	$(7,485)	$(50,450)	$(10,163)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	20,897	17,039	18,804	15,719
Basic and diluted (loss) per share	$(1.88)	$(0.44)	$(2.68)	$(0.65)

Schedule of anti-dilutive share

	As of December 31,
	2023	2022
Warrants	9,631,580	–
Stock options	1,963,420	1,217,300
Restricted stock units	378,740	378,740